Disclosure of detailed information about significant commitments for streams and offtakes (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Per ounce/carat price	30% of the spot price of gold, maximum $600 per ounce
Amulsar stream [Member]
Statement [Line Items]
Per ounce/carat price	$4
Term of agreement	40 years
Back Forty stream [Member]
Statement [Line Items]
Per ounce/carat price	$4
Brucejack offtake [Member]
Statement [Line Items]
Term of agreement	Until delivery of 7,067,000 ounces Au
Brucejack stream [Member]
Statement [Line Items]
Per ounce/carat price	$4
Term of agreement	Until delivery of 7,067,000 ounces Au
Matilda offtake [Member]
Statement [Line Items]
Term of agreement	Until delivery of 300,000 ounces Au
Mantos stream [Member]
Statement [Line Items]
Per ounce/carat price	25% spot
Renard stream
Statement [Line Items]
Term of agreement	40 years
Sasa stream [Member]
Statement [Line Items]
Term of agreement	40 years
Gibraltar stream [Member]
Statement [Line Items]
Per ounce/carat price	2.75 per ounce
Gold [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	55.00%
Gold [Member] | Amulsar stream [Member]
Statement [Line Items]
Atrributable payable production to be purchased, ounces	142,454
Per ounce/carat price	$400
Gold [Member] | Back Forty stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	18.50%
Per ounce/carat price	30% spot price (max $600)
Gold [Member] | Brucejack offtake [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	50.00%
Gold [Member] | Brucejack stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	4.00%
Per ounce/carat price	$400
Silver [Member] | Amulsar stream [Member]
Statement [Line Items]
Atrributable payable production to be purchased, ounces	694,000
Silver [Member] | Back Forty stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Silver [Member] | Brucejack stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	4.00%
Silver [Member] | Mantos stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Silver [Member] | Sasa stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	$5
Silver [Member] | Gibraltar stream [Member]
Statement [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	$2.75
Diamond [Member] | Renard stream
Statement [Line Items]
Attributable payable production to be purchased, percentage	9.60%
Per ounce/carat price	$50